Filed with the Securities and Exchange Commission on August 27, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

811-22824
(Investment Company Act file number)

Steben Select Multi-Strategy Fund
(Exact name of Registrant as specified in charter)

9711 Washingtonian Blvd.
Suite 400
Gaithersburg, Maryland 20878
(Address of principal executive offices) (Zip code)

Francine J. Rosenberger, Esq.
c/o Steben & Company, Inc.
9711 Washingtonian Blvd.
Suite 400
Gaithersburg, Maryland 20878
(Name and address of agent for service)

(240) 631-7600
(Registrant’s telephone number, including area code)

Date of fiscal year end: March 31

Date of reporting period: July 1, 2013 – June 30, 2014

Item 1. Proxy Voting Record.

No securities required voting during the reported period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Steben Select Multi-Strategy Fund

By (Signature and Title)       /s/ Kenneth Steben
Kenneth Steben, Chief Executive Officer

Date            August 26, 2014